THE WRIGHT MANAGED INCOME TRUST
440 Wheelers Farms Road
Milford, CT  06461
Telephone: (203) 783-4400
Telecopy: (203) 783-4401

April 30, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The Wright Managed Income Trust
File Nos. 002-81915 and 811-03668
Filing pursuant to Rule 497(j)

Dear Sir or Madam:

On behalf of The Wright Managed Income Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant certifies that the forms of Prospectus and Statement of Additional Information dated May 1, 2012, used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 45 to the Registration Statement of the Registrant on Form N-1A, which was filed electronically via EDGAR on April 26, 2012 (accession no. 0001435109-12-000068).
Wright Total Return Bond Fund
Wright Current Income Fund

If you have any questions concerning this filing, please do not hesitate to contact me at (207) 347-2076 or chris.madden@atlanticfundservices.com.

Sincerely,

/s/ Christopher A. Madden

Christopher A. Madden
Secretary to the Registrant